Cover	Mar. 21, 2023
Cover [Abstract]
Document Type	8-K
Document Period End Date	Sep. 25, 2024
Entity File Number	001-39223
Entity Registrant Name	SADOT GROUP INC.
Entity Incorporation, State or Country Code	NV
Entity Tax Identification Number	47-2555533
Entity Address, Address Line One	295 E. Renfro Streetn
Entity Address, Address Line Two	Suite 209
Entity Address, City or Town	Burelson
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	76028
City Area Code	(832)
Local Phone Number	604-9568
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value
Trading Symbol	SDOT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001701756
Amendment Flag	false